Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 109	$ 142
Less: Allowance for credit losses	(1)	(1)
Accounts receivable - net	$ 108	$ 141